Consolidated Schedule of Investments
September 30, 2024
(Unaudited)
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–49.98%
Fannie Mae Interest STRIPS,
IO, 6.50%, 04/25/2029 - 07/25/2032(a)	$136,785	$16,036
6.00%, 12/25/2032 - 08/25/2035(a)(b)	406,559	54,175
5.50%, 01/25/2034 - 06/25/2035(a)	134,164	19,396
Fannie Mae REMICs,
5.50%, 12/25/2025	20	20
6.00%, 01/25/2032	14,455	14,882
6.39% (30 Day Average SOFR + 1.11%), 04/25/2032 - 12/25/2032(c)	93,935	95,064
5.89% (30 Day Average SOFR + 0.61%), 09/25/2032(c)	22,816	22,721
5.96% (30 Day Average SOFR + 0.61%), 10/18/2032(c)	7,024	7,001
5.79% (30 Day Average SOFR + 0.51%), 11/25/2033(c)	4,118	4,109
4.79% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(c)	27,547	35,187
4.42% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(c)	30,941	34,935
6.33% (30 Day Average SOFR + 1.05%), 06/25/2037(c)	6,186	6,278
4.00%, 03/25/2041	17,669	17,081
IO, 1.31% (6.70% - (30 Day Average SOFR + 0.11%)), 10/25/2031 - 05/25/2035(a)(c)	99,179	9,068
2.44% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 - 12/18/2031(a)(c)	13,260	1,282
2.51% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(a)(c)	2,094	214
2.56% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(a)(c)	2,099	202
2.71% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032(a)(c)	3,347	381
1.61% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(a)(c)	12,604	1,005
2.41% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(a)(c)	1,604	183
Principal Amount		Value
2.61% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 - 09/25/2032(a)(c)	$7,155	$852
2.64% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(a)(c)	23,793	2,262
2.86% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 - 05/25/2033(a)(c)	23,952	3,679
7.00%, 03/25/2033 - 04/25/2033(a)	69,713	8,394
2.16% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(a)(c)	95,489	11,112
0.66% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 - 07/25/2038(a)(c)	118,983	10,143
1.36% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 - 05/25/2035(a)(c)	101,846	4,441
1.21% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(a)(c)	57,988	3,913
1.84% (7.23% - (30 Day Average SOFR + 0.11%)), 09/25/2036(a)(c)	107,917	5,695
1.15% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(a)(c)	107,996	9,915
4.00%, 04/25/2041(a)	172,397	15,736
1.16% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(a)(c)	43,743	3,730
0.76% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(a)(c)	140,122	17,312
Federal Home Loan Mortgage Corp.,
6.50%, 08/01/2031	22,786	23,801
5.00%, 09/01/2033 - 03/01/2053	13,518,794	13,538,975
7.00%, 10/01/2037	5,854	6,150
4.50%, 10/01/2052	6,583,108	6,539,477
Federal National Mortgage Association,
7.50%, 10/01/2029 - 03/01/2033	83,834	86,749
7.00%, 07/01/2032 - 04/01/2033	11,368	11,818
5.00%, 07/01/2033	61,584	62,376
5.50%, 02/01/2035 - 03/01/2053	13,522,801	13,719,884
4.50%, 07/01/2052	7,338,853	7,267,740

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.78%, 02/25/2026(b)	$1,568,412	$9,602
Series K735, Class X1, IO, 1.09%, 05/25/2026(b)	2,824,242	31,531
Series K093, Class X1, IO, 1.08%, 05/25/2029(b)	19,209,048	684,255
Freddie Mac REMICs,
7.00%, 09/15/2026	20,595	20,652
5.91% (30 Day Average SOFR + 0.56%), 12/15/2028 - 02/15/2029(c)	49,579	49,440
6.00%, 04/15/2029	23,979	24,373
6.50%, 10/15/2029 - 06/15/2032	81,345	84,644
6.01% (30 Day Average SOFR + 0.66%), 06/15/2031 - 01/15/2032(c)	50,793	50,676
6.46% (30 Day Average SOFR + 1.11%), 02/15/2032 - 03/15/2032(c)	35,651	35,877
3.50%, 05/15/2032	9,816	9,658
4.74% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(c)	23,137	29,809
4.00%, 06/15/2038	11,878	11,494
IO, 2.49% (7.95% - (30 Day Average SOFR + 0.11%)), 12/15/2026(a)(c)	14,923	313
3.24% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(a)(c)	3	0
2.19% (7.65% - (30 Day Average SOFR + 0.11%)), 03/15/2029(a)(c)	57,876	3,226
2.64% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(a)(c)	2,571	171
2.54% (8.00% - (30 Day Average SOFR + 0.11%)), 04/15/2032(a)(c)	105,088	3,958
1.59% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(a)(c)	38,903	2,752
1.24% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(a)(c)	40,921	2,635
1.29% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(a)(c)	6,012	393
1.26% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(a)(c)	123,091	10,007
1.54% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(a)(c)	26,177	2,977
0.54% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(a)(c)	12,019	1,206
	Principal Amount	Value
0.61% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(a)(c)	$56,767	$5,839
0.79% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(a)(c)	13,849	1,321
Freddie Mac STRIPS,
IO, 6.50%, 02/01/2028(a)	671	48
7.00%, 09/01/2029(a)	5,297	574
6.00%, 12/15/2032(a)	15,014	1,617
Government National Mortgage Association,
ARM, 3.75% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 11/20/2025(c)	151	150
8.00%, 05/15/2026	2,148	2,153
7.00%, 04/15/2028 - 07/15/2028	12,512	12,680
IO, 1.34% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(a)(c)	61,701	5,189
1.44% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(a)(c)	90,778	6,688
TBA, 5.50%, 10/01/2054(d)	19,100,000	19,286,911
6.00%, 10/01/2054(d)	150,660,000	153,236,054
Uniform Mortgage-Backed Securities, TBA, 6.00%, 10/01/2054(d)	139,500,000	142,594,830
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $358,661,067)		357,917,077

U.S. Dollar Denominated Bonds & Notes–34.93%
Argentina–0.43%
Argentine Republic Government International Bond, 1.75%, 07/09/2030(e)	744,000	451,980
Telecom Argentina S.A., 9.50%, 07/18/2031(f)	560,000	581,840
YPF S.A.,
8.50%, 07/28/2025(f)	461,000	464,227
8.75%, 09/11/2031(f)	1,550,000	1,574,257
		3,072,304
Australia–0.22%
QBE Insurance Group Ltd., 6.75%, 12/02/2044(f)(g)	1,550,000	1,551,897
Belgium–0.22%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(f)	1,600,000	1,570,000
Brazil–0.66%
Brazilian Government International Bond, 6.13%, 01/22/2032	1,250,000	1,287,456
CSN Inova Ventures, 6.75%, 01/28/2028(f)	200,000	193,389
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
Brazil–(continued)
Minerva (Luxembourg) S.A., 4.38%, 03/18/2031(f)(h)	$700,000	$622,468
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(f)	2,024,000	1,966,359
Suzano Austria GmbH, 2.50%, 09/15/2028	701,000	642,115
		4,711,787
Canada–2.04%
1011778 BC ULC/New Red Finance, Inc., 5.63%, 09/15/2029(f)(h)	298,000	302,678
1375209 BC Ltd., 9.00%, 01/30/2028(f)(h)	316,000	313,481
Brookfield Finance, Inc., 5.97%, 03/04/2054	827,000	898,879
Constellation Software, Inc., 5.16%, 02/16/2029(f)(h)	550,000	567,415
Element Fleet Management Corp.,
5.64%, 03/13/2027(f)(h)	3,100,000	3,179,670
6.32%, 12/04/2028(f)(h)	1,544,000	1,646,147
Enbridge, Inc., 7.38%, 01/15/2083(g)	2,989,000	3,086,672
Hudbay Minerals, Inc., 6.13%, 04/01/2029(f)(h)	294,000	298,479
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/2031(f)	295,000	296,484
New Gold, Inc., 7.50%, 07/15/2027(f)	294,000	300,087
Northriver Midstream Finance L.P., 6.75%, 07/15/2032(f)	296,000	305,748
Ritchie Bros. Holdings, Inc., 7.75%, 03/15/2031(f)(h)	278,000	296,420
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/2055(f)(g)(h)	1,550,000	1,607,445
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(g)	1,455,000	1,448,213
Wrangler Holdco Corp., 6.63%, 04/01/2032(f)	90,000	93,627
		14,641,445
Chile–0.63%
AES Andes S.A., 6.35%, 10/07/2079(f)(g)	434,000	432,235
Banco del Estado de Chile, 7.95%(f)(g)(i)	426,000	457,845
Mercury Chile Holdco LLC, 6.50%, 01/24/2027(f)	1,500,000	1,490,199
Sociedad Quimica y Minera de Chile S.A., 5.50%, 09/10/2034(f)	2,105,000	2,108,684
		4,488,963
China–0.10%
Prosus N.V., 3.26%, 01/19/2027(f)	780,000	752,694
	Principal Amount	Value
Colombia–0.41%
Ecopetrol S.A.,
5.38%, 06/26/2026	$1,250,000	$1,248,175
8.63%, 01/19/2029	1,550,000	1,673,377
		2,921,552
Czech Republic–0.03%
Allwyn Entertainment Financing (UK) PLC, 7.88%, 04/30/2029(f)	232,000	244,638
Dominican Republic–0.24%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(f)(h)	925,000	969,520
Dominican Republic International Bond,
4.50%, 01/30/2030(f)	305,000	292,353
4.88%, 09/23/2032(f)	500,000	476,874
		1,738,747
Ecuador–0.09%
Ecuador Government International Bond, 6.90%, 07/31/2035(e)(f)	1,085,000	619,439
France–0.62%
BNP Paribas S.A.,
7.38%(f)(g)(i)	1,550,000	1,567,797
7.75%(f)(g)(i)	750,000	791,956
Electricite de France S.A., 9.13%(f)(g)(i)	1,001,000	1,141,935
Iliad Holding S.A.S.,
6.50%, 10/15/2026(f)	200,000	202,334
7.00%, 10/15/2028(f)	537,000	546,753
8.50%, 04/15/2031(f)	150,000	161,471
		4,412,246
Germany–0.43%
Bayer US Finance LLC,
6.13%, 11/21/2026(f)(h)	1,745,000	1,800,135
6.88%, 11/21/2053(f)	624,000	699,904
Cerdia Finanz GmbH, 9.38%, 10/03/2031(f)	146,000	149,285
ZF North America Capital, Inc.,
6.88%, 04/14/2028(f)	271,000	273,783
7.13%, 04/14/2030(f)	151,000	156,642
		3,079,749
Hong Kong–0.62%
Melco Resorts Finance Ltd.,
4.88%, 06/06/2025(f)	3,750,000	3,717,992
5.38%, 12/04/2029(f)(h)	519,000	487,175
7.63%, 04/17/2032(f)	200,000	206,466
		4,411,633
India–0.78%
Adani Ports & Special Economic Zone Ltd., 4.20%, 08/04/2027(f)	827,000	799,316
JSW Steel Ltd., 3.95%, 04/05/2027(f)	1,740,000	1,665,006
Muthoot Finance Ltd., 7.13%, 02/14/2028(f)	1,550,000	1,593,693
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
India–(continued)
Network i2i Ltd., 5.65%(f)(g)(i)	$1,550,000	$1,554,271
		5,612,286
Indonesia–0.57%
PT Bank Tabungan Negara (Persero) Tbk, 4.20%, 01/23/2025(f)	2,610,000	2,596,334
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara, 4.13%, 05/15/2027(f)	1,500,000	1,487,713
		4,084,047
Iraq–0.04%
Iraq International Bond, 5.80%, 01/15/2028(f)	306,250	297,681
Ireland–0.39%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055(g)	450,000	466,713
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	750,000	776,128
Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(f)(j)	142,337	140,311
Series 119, 0.00%, 04/30/2025(f)(j)	151,430	149,274
Series 120, 0.00%, 04/30/2025(f)(j)	189,552	186,854
Series 122, 0.00%, 04/30/2025(f)(j)	166,076	163,712
Series 124, 0.00%, 04/30/2025(f)(j)	133,391	131,492
Series 126, 0.00%, 04/30/2025(f)(j)	149,223	147,099
Series 127, 0.00%, 04/30/2025(f)(j)	172,844	170,384
0.00%, 04/30/2025(f)(j)	135,654	133,723
GGAM Finance Ltd., 6.88%, 04/15/2029(f)	295,000	307,620
		2,773,310
Italy–0.04%
Telecom Italia Capital S.A., 6.38%, 11/15/2033(h)	316,000	326,001
Macau–0.65%
MGM China Holdings Ltd.,
5.25%, 06/18/2025(f)	1,200,000	1,194,301
5.88%, 05/15/2026(f)	450,000	448,937
Studio City Finance Ltd., 5.00%, 01/15/2029(f)(h)	600,000	552,004
Wynn Macau Ltd.,
4.88%, 10/01/2024(f)	1,160,000	1,160,000
5.63%, 08/26/2028(f)(h)	538,000	522,749
5.63%, 08/26/2028(f)	775,000	753,030
		4,631,021
Mexico–1.44%
Banco Mercantil del Norte S.A., 8.38%(f)(g)(h)(i)	650,000	682,057
	Principal Amount	Value
Mexico–(continued)
Braskem Idesa S.A.P.I.,
7.45%, 11/15/2029(f)	$1,150,000	$997,136
6.99%, 02/20/2032(f)	316,000	249,286
CEMEX Materials LLC, 7.70%, 07/21/2025(f)	1,500,000	1,539,375
CEMEX S.A.B. de C.V., 5.13%(f)(g)(i)	965,000	951,131
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple, 7.25%, 01/31/2041(f)	950,000	992,227
Mexico Remittances Funding Fiduciary Estate Management S.a.r.l., 4.88%, 01/15/2028(f)	1,050,000	953,412
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(f)	1,195,000	971,076
Petroleos Mexicanos,
6.50%, 03/13/2027	1,500,000	1,471,872
8.75%, 06/02/2029	1,500,000	1,519,599
		10,327,171
Netherlands–0.71%
ING Groep N.V.,
6.50%(g)(i)	2,200,000	2,206,193
5.75%(g)(h)(i)	2,900,000	2,879,230
		5,085,423
Nigeria–0.28%
IHS Netherlands Holdco B.V., 8.00%, 09/18/2027(f)	1,250,000	1,253,243
Nigeria Government International Bond, 8.38%, 03/24/2029(f)	780,000	757,398
		2,010,641
Panama–0.10%
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(f)	750,000	686,479
Peru–0.08%
Petroleos del Peru S.A., 4.75%, 06/19/2032(f)	775,000	613,155
Senegal–0.09%
Senegal Government International Bond, 6.25%, 05/23/2033(f)	775,000	669,193
South Africa–0.21%
Republic of South Africa Government International Bond, 4.85%, 09/30/2029	1,550,000	1,507,635
Supranational–0.11%
European Bank for Reconstruction and Development, 6.40%, 08/27/2025	800,000	816,052
Sweden–0.30%
Stena International S.A.,
7.25%, 01/15/2031(f)(h)	285,000	299,756
7.63%, 02/15/2031(f)	163,000	171,213
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
Sweden–(continued)
Swedbank AB, 7.63%(f)(g)(i)	$1,600,000	$1,662,850
		2,133,819
Switzerland–0.91%
Argentum Netherlands B.V. for Swiss Re Ltd., 5.63%, 08/15/2052(f)(g)	207,000	210,324
Credit Suisse Group AG, 6.25%(f)(g)(i)(k)(l)	3,015,000	235,170
UBS Group AG,
6.88%(f)(g)(i)	775,000	778,499
7.75%(f)(g)(i)	775,000	830,571
Willow No 2 Ireland PLC for Zurich Insurance Co. Ltd., 4.25%, 10/01/2045(f)(g)	4,500,000	4,452,176
		6,506,740
Turkey–0.13%
Ford Otomotiv Sanayi A.S., 7.13%, 04/25/2029(f)	885,000	916,734
United Kingdom–1.90%
abrdn PLC, 4.25%, 06/30/2028(f)	675,000	647,720
B.A.T Capital Corp., 6.00%, 02/20/2034	861,000	920,651
British Telecommunications PLC, 4.25%, 11/23/2081(f)(g)(h)	4,350,000	4,228,872
M&G PLC, 6.50%, 10/20/2048(f)(g)	375,000	391,041
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/2031(f)	276,000	291,516
NatWest Group PLC, 6.00%(g)(i)	750,000	751,486
Rolls-Royce PLC, 3.63%, 10/14/2025(f)	2,070,000	2,041,600
Virgin Media Secured Finance PLC, 5.50%, 05/15/2029(f)(h)	630,000	604,733
Vodafone Group PLC,
3.25%, 06/04/2081(g)(h)	2,743,000	2,655,521
4.13%, 06/04/2081(g)(h)	750,000	680,729
Zegona Finance PLC, 8.63%, 07/15/2029(f)	340,000	363,588
		13,577,457
United States–19.16%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(f)(h)	295,000	303,841
AES Corp. (The), 7.60%, 01/15/2055(g)	2,214,000	2,329,812
Aethon United BR L.P./Aethon United Finance Corp.,
8.25%, 02/15/2026(f)	283,000	286,521
7.50%, 10/01/2029(f)	449,000	455,268
Air Lease Corp.,
Series B, 4.65%(g)(i)	315,000	307,846
Series C, 4.13%(g)(i)	160,000	150,557
Series D, 6.00%(g)(i)	31,000	30,758
Aircastle Ltd., 5.25%(f)(g)(i)	610,000	606,945
Principal Amount		Value
United States–(continued)
Alcoa Nederland Holding B.V., 6.13%, 05/15/2028(f)(h)	$2,010,000	$2,039,724
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(f)	291,000	299,257
Allison Transmission, Inc., 3.75%, 01/30/2031(f)(h)	1,018,000	926,318
AMC Networks, Inc., 10.25%, 01/15/2029(f)	30,000	30,856
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(f)	1,726,667	1,723,157
5.75%, 04/20/2029(f)(h)	1,185,000	1,184,014
American Express Co., 6.34%, 10/30/2026(g)(h)	2,100,000	2,142,465
Ares Capital Corp., 5.88%, 03/01/2029	2,004,000	2,052,862
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(f)	273,000	275,705
Bath & Body Works, Inc.,
6.88%, 11/01/2035	255,000	265,995
6.75%, 07/01/2036(h)	310,000	319,819
Becton, Dickinson and Co., 3.79%, 05/20/2050	1,163,000	942,634
Berry Global, Inc., 5.65%, 01/15/2034(f)	802,000	824,073
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(f)	312,000	300,752
Boeing Co. (The), 4.88%, 05/01/2025	1,500,000	1,494,571
BP Capital Markets PLC, 4.88%(g)(h)(i)	455,000	451,486
Brink’s Co. (The), 6.75%, 06/15/2032(f)	291,000	303,893
Cardinal Health, Inc., 5.13%, 02/15/2029(h)	1,550,000	1,594,837
Carnival Corp., 6.00%, 05/01/2029(f)	209,000	211,889
Carriage Services, Inc., 4.25%, 05/15/2029(f)	637,000	590,703
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(f)(h)	90,000	88,598
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(f)	154,000	148,530
4.75%, 03/01/2030(f)(h)	1,737,000	1,599,059
4.50%, 08/15/2030(f)(h)	1,600,000	1,451,532
4.50%, 05/01/2032	206,000	178,278
4.25%, 01/15/2034(f)	332,000	272,620
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(f)	149,000	149,328
Charles Schwab Corp. (The), 6.20%, 11/17/2029(g)	1,667,000	1,782,424
Cheniere Energy, Inc., 5.65%, 04/15/2034(f)	809,000	837,639
Citigroup, Inc., Series CC, 7.13%(g)(h)(i)	310,000	323,467
Cleveland-Cliffs, Inc.,
7.00%, 03/15/2032(f)	284,000	287,476
6.25%, 10/01/2040	175,000	156,644
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Cloud Software Group, Inc., 6.50%, 03/31/2029(f)	$213,000	$212,108
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(f)(h)	300,000	303,129
Community Health Systems, Inc.,
8.00%, 12/15/2027(f)	696,000	698,858
5.25%, 05/15/2030(f)	239,000	220,149
4.75%, 02/15/2031(f)	160,000	140,764
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032(f)	291,000	306,354
Coty, Inc., 5.00%, 04/15/2026(f)	293,000	291,991
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(f)(h)	421,000	445,512
Cox Communications, Inc., 2.95%, 10/01/2050(f)	956,000	601,586
CVR Energy, Inc., 8.50%, 01/15/2029(f)	293,000	296,420
DaVita, Inc., 3.75%, 02/15/2031(f)	56,000	50,559
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 06/01/2028(f)	286,000	286,553
8.63%, 03/15/2029(f)	146,000	153,729
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	2,600,000	2,828,446
Diversified Healthcare Trust, 0.00%, 01/15/2026(f)(j)	458,000	421,265
Duke Energy Corp., 6.45%, 09/01/2054(g)	298,000	310,158
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(f)(h)	156,000	155,495
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(f)	594,000	613,213
Encompass Health Corp.,
4.50%, 02/01/2028	285,000	280,003
4.63%, 04/01/2031	48,000	45,998
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(f)(h)	273,000	292,870
Energy Transfer L.P.,
8.00%, 05/15/2054(g)(h)	839,000	903,338
7.13%, 10/01/2054(g)	4,340,000	4,441,348
EnerSys,
4.38%, 12/15/2027(f)	166,000	161,379
6.63%, 01/15/2032(f)	134,000	138,765
Enpro, Inc., 5.75%, 10/15/2026	298,000	296,062
Entergy Corp., 7.13%, 12/01/2054(g)	2,311,000	2,401,912
EQM Midstream Partners L.P., 6.50%, 07/15/2048	577,000	597,109
ESAB Corp., 6.25%, 04/15/2029(f)	297,000	305,407
FirstCash, Inc., 6.88%, 03/01/2032(f)	443,000	456,454
Ford Motor Credit Co. LLC, 5.13%, 06/16/2025	4,500,000	4,499,292
Principal Amount		Value
United States–(continued)
Fortress Transportation and Infrastructure Investors LLC,
7.88%, 12/01/2030(f)(h)	$821,000	$885,283
7.00%, 06/15/2032(f)(h)	317,000	333,041
Freeport-McMoRan, Inc., 4.63%, 08/01/2030	2,710,000	2,709,323
Gap, Inc. (The), 3.88%, 10/01/2031(f)	341,000	298,448
General Motors Co., 6.80%, 10/01/2027	3,000,000	3,177,125
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 01/15/2027	125,000	127,885
7.75%, 02/01/2028	56,000	56,746
8.88%, 04/15/2030	288,000	302,972
7.88%, 05/15/2032	382,000	389,235
GFL Environmental, Inc., 6.75%, 01/15/2031(f)(h)	338,000	354,928
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(f)(g)	316,000	302,608
Goldman Sachs Group, Inc. (The), Series X, 7.50%(g)(i)	285,000	302,804
Golub Capital Private Credit Fund, 5.80%, 09/12/2029(f)	1,409,000	1,404,324
Gray Television, Inc.,
7.00%, 05/15/2027(f)	24,000	23,609
10.50%, 07/15/2029(f)	56,000	58,545
4.75%, 10/15/2030(f)	44,000	28,030
5.38%, 11/15/2031(f)	53,000	33,187
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(f)	127,000	134,985
Group 1 Automotive, Inc., 6.38%, 01/15/2030(f)(h)	299,000	304,497
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025(f)(h)	1,049,000	1,035,201
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(f)	263,000	256,585
6.00%, 02/01/2031(f)	88,000	85,753
6.25%, 04/15/2032(f)	75,000	73,063
8.38%, 11/01/2033(f)	158,000	170,463
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/2032(f)	445,000	458,528
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(f)	575,000	595,988
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 9.00%, 06/15/2030(f)	280,000	282,608
Iron Mountain, Inc.,
4.50%, 02/15/2031(f)	160,000	151,908
5.63%, 07/15/2032(f)	146,000	145,757
J.M. Smucker Co. (The), 5.90%, 11/15/2028	1,467,000	1,562,984
Jabil, Inc., 3.00%, 01/15/2031	1,300,000	1,166,487
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/2031(f)	433,000	459,149
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(f)	$291,000	$310,961
Kinder Morgan, Inc., 5.00%, 02/01/2029	3,100,000	3,167,576
Kohl’s Corp., 4.63%, 05/01/2031(h)	351,000	296,039
L3Harris Technologies, Inc., 5.40%, 01/15/2027	1,250,000	1,283,209
Lamar Media Corp., 4.88%, 01/15/2029	764,000	755,362
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(f)	278,000	295,411
Level 3 Financing, Inc.,
10.50%, 04/15/2029(f)	55,000	60,228
11.00%, 11/15/2029(f)	80,000	88,706
10.50%, 05/15/2030(f)	53,000	57,306
Lithia Motors, Inc., 3.88%, 06/01/2029(f)	679,000	634,205
Macy’s Retail Holdings LLC,
5.88%, 03/15/2030(f)	215,000	211,029
6.70%, 07/15/2034(f)	98,000	85,822
Marriott International, Inc., Series EE, 5.75%, 05/01/2025	822,000	824,943
Mativ Holdings, Inc.,
6.88%, 10/01/2026(f)	1,726,000	1,726,302
8.00%, 10/01/2029(f)	521,000	532,423
Mattel, Inc., 6.20%, 10/01/2040(h)	725,000	750,411
Medline Borrower L.P., 5.25%, 10/01/2029(f)(h)	326,000	320,107
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	95,000	69,456
Nationstar Mortgage Holdings, Inc.,
5.00%, 02/01/2026(f)	150,000	149,397
7.13%, 02/01/2032(f)(h)	299,000	312,509
Navient Corp.,
5.00%, 03/15/2027	215,000	213,269
9.38%, 07/25/2030	96,000	106,590
NCL Corp. Ltd.,
5.88%, 02/15/2027(f)	325,000	326,369
8.13%, 01/15/2029(f)	113,000	120,935
NESCO Holdings II, Inc., 5.50%, 04/15/2029(f)	472,000	435,570
New Fortress Energy, Inc., 6.50%, 09/30/2026(f)(h)	99,000	83,278
Newell Brands, Inc.,
6.38%, 09/15/2027	139,000	141,020
6.88%, 04/01/2036	63,000	60,108
7.00%, 04/01/2046	104,000	93,239
NextEra Energy Capital Holdings, Inc., 6.75%, 06/15/2054(g)(h)	1,879,000	2,032,311
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(f)	145,000	148,791
8.38%, 02/15/2032(f)	152,000	156,758
Nordstrom, Inc., 5.00%, 01/15/2044	75,000	57,942
Principal Amount		Value
United States–(continued)
Novelis Corp., 4.75%, 01/30/2030(f)	$319,000	$309,548
Office Properties Income Trust, 9.00%, 03/31/2029(f)	328,000	322,810
OI European Group B.V., 4.75%, 02/15/2030(f)(h)	454,000	429,727
OneMain Finance Corp.,
3.88%, 09/15/2028	193,000	179,173
5.38%, 11/15/2029	74,000	71,174
4.00%, 09/15/2030	199,000	177,405
7.13%, 11/15/2031	165,000	167,105
ONEOK, Inc.,
5.55%, 11/01/2026	1,240,000	1,268,483
6.63%, 09/01/2053	1,556,000	1,727,763
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(f)	167,000	171,773
Paramount Global,
2.90%, 01/15/2027(h)	1,620,000	1,550,562
6.38%, 03/30/2062(g)	32,000	29,625
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
2.70%, 11/01/2024(f)	260,000	259,404
6.05%, 08/01/2028(f)	3,000,000	3,158,735
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(f)(h)	306,000	302,371
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 05/19/2053	41,000	42,454
PHINIA, Inc.,
6.75%, 04/15/2029(f)	415,000	428,802
6.63%, 10/15/2032(f)	153,000	154,375
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	780,000	743,752
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/2027(g)	2,226,000	2,326,618
Prairie Acquiror L.P., 9.00%, 08/01/2029(f)	120,000	123,996
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(f)	338,000	344,658
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(f)	434,000	448,837
RLJ Lodging Trust L.P.,
3.75%, 07/01/2026(f)	150,000	146,806
4.00%, 09/15/2029(f)(h)	326,000	300,366
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(f)(h)	489,000	469,748
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033(f)	450,000	461,614
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(f)	304,000	301,899
Scripps Escrow, Inc., 5.88%, 07/15/2027(f)(h)	33,000	28,745
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Seagate HDD Cayman,
4.13%, 01/15/2031	$376,000	$347,987
9.63%, 12/01/2032(h)	1,042,200	1,211,000
Sempra, 4.13%, 04/01/2052(g)	4,350,000	4,157,771
Sensata Technologies, Inc.,
3.75%, 02/15/2031(f)	310,000	284,157
6.63%, 07/15/2032(f)	206,000	214,945
Service Properties Trust,
4.75%, 10/01/2026	303,000	291,433
5.50%, 12/15/2027	172,000	163,900
4.95%, 10/01/2029	63,000	50,101
4.38%, 02/15/2030	112,000	84,881
Sinclair Television Group, Inc., 4.13%, 12/01/2030(f)	40,000	31,350
Sirius XM Radio, Inc.,
4.13%, 07/01/2030(f)	164,000	148,842
3.88%, 09/01/2031(f)(h)	350,000	305,228
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(f)	293,000	303,641
Sixth Street Lending Partners, 6.50%, 03/11/2029(f)	244,000	250,476
Solventum Corp.,
5.45%, 02/25/2027(f)	2,236,000	2,282,473
5.90%, 04/30/2054(f)(h)	885,000	917,407
Southern Co. (The),
Series B, 4.00%, 01/15/2051(g)	3,271,000	3,230,041
Series 21-A, 3.75%, 09/15/2051(g)	2,113,000	2,048,860
SS&C Technologies, Inc.,
5.50%, 09/30/2027(f)	139,000	139,047
6.50%, 06/01/2032(f)	152,000	157,266
State Street Corp., Series I, 6.70%(g)(i)	1,329,000	1,380,149
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(f)	366,000	383,131
Talen Energy Supply LLC, 8.63%, 06/01/2030(f)	281,000	306,475
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(f)	291,000	294,510
TEGNA, Inc.,
4.63%, 03/15/2028	32,000	30,654
5.00%, 09/15/2029	32,000	30,505
Tenet Healthcare Corp., 6.75%, 05/15/2031	869,000	906,529
TransDigm, Inc.,
6.75%, 08/15/2028(f)	1,676,000	1,727,182
6.38%, 03/01/2029(f)	310,000	320,221
7.13%, 12/01/2031(f)	145,000	153,542
6.63%, 03/01/2032(f)	586,000	610,959
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(f)	420,000	432,976
Transocean, Inc., 8.75%, 02/15/2030(f)(h)	433,500	452,330
	Principal Amount		Value
United States–(continued)
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028		$480,000	$467,979
United AirLines, Inc., 4.38%, 04/15/2026(f)		1,455,000	1,432,795
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/2028(f)		279,000	298,031
Univision Communications, Inc.,
6.63%, 06/01/2027(f)		59,000	59,232
4.50%, 05/01/2029(f)		34,000	30,401
Valaris Ltd., 8.38%, 04/30/2030(f)		560,000	577,292
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(f)(h)		289,000	301,177
Venture Global LNG, Inc.,
8.13%, 06/01/2028(f)		302,000	315,043
7.00%, 01/15/2030(f)		291,000	297,507
8.38%, 06/01/2031(f)		145,000	153,208
9.88%, 02/01/2032(f)(h)		357,000	396,919
9.00%(f)(g)(i)		300,000	304,318
Viatris, Inc., 3.85%, 06/22/2040		780,000	607,864
Victoria’s Secret & Co., 4.63%, 07/15/2029(f)		334,000	295,322
Viking Cruises Ltd., 9.13%, 07/15/2031(f)		268,000	293,255
Vistra Corp., Series C, 8.88%(f)(g)(i)		280,000	300,962
Vistra Operations Co. LLC,
5.63%, 02/15/2027(f)		300,000	299,762
7.75%, 10/15/2031(f)		836,000	900,680
Walgreens Boots Alliance, Inc.,
3.80%, 11/18/2024		2,178,000	2,174,255
3.45%, 06/01/2026(h)		313,000	301,360
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029(f)		70,000	69,059
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
7.75%, 08/15/2028(f)		148,000	148,245
8.25%, 10/01/2031(f)		149,000	151,673
WMG Acquisition Corp., 3.88%, 07/15/2030(f)		335,000	312,550
Yum! Brands, Inc., 5.38%, 04/01/2032		146,000	145,668
			137,190,864
Uzbekistan–0.09%
National Bank of Uzbekistan, 8.50%, 07/05/2029(f)		650,000	664,177
Zambia–0.21%
First Quantum Minerals Ltd., 6.88%, 10/15/2027(f)		1,500,000	1,484,416
Total U.S. Dollar Denominated Bonds & Notes (Cost $251,597,959)			250,131,396

Non-U.S. Dollar Denominated Bonds & Notes–27.72%(m)
Belgium–0.14%
KBC Group N.V., 8.00%(f)(g)(i)	EUR	800,000	966,770
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
Brazil–5.41%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2055	BRL	2,300,000	$1,770,325
Series F, 10.00%, 01/01/2027	BRL	205,000,000	36,972,186
			38,742,511
Canada–0.75%
Province of Ontario, 5.85%, 03/08/2033	CAD	6,200,000	5,357,415
China–0.58%
China Government Bond, 3.32%, 04/15/2052	CNY	25,000,000	4,178,470
Colombia–3.13%
Colombian TES,
Series B, 7.50%, 08/26/2026	COP	6,750,000,000	1,586,173
Series B, 6.00%, 04/28/2028	COP	15,450,000,000	3,347,712
Series B, 7.75%, 09/18/2030	COP	31,000,000,000	6,864,974
Series B, 7.00%, 06/30/2032	COP	30,000,000,000	6,106,449
Series B, 9.25%, 05/28/2042	COP	4,875,000,000	1,022,747
Series B, 7.25%, 10/26/2050	COP	21,000,000,000	3,458,588
			22,386,643
Czech Republic–0.18%
CPI Property Group S.A., 4.88%(f)(g)(i)	EUR	1,300,000	1,281,359
Egypt–1.42%
Egypt Government Bond,
0.00%, 09/30/2025(j)	EGP	80,000,000	1,302,813
23.85%, 07/02/2027	EGP	175,000,000	3,464,194
Egypt Treasury Bills,
Series 364D, 25.90%, 03/18/2025(n)	EGP	74,400,000	1,363,880
Series 364D, 25.75%, 04/01/2025(n)	EGP	100,000,000	1,816,103
Series 364D, 25.95%, 04/29/2025(n)	EGP	124,000,000	2,216,250
			10,163,240
France–0.77%
BPCE S.A., Series NC5, 1.50%, 01/13/2042(f)(g)	EUR	2,000,000	2,111,362
Credit Agricole S.A., 7.25%(f)(g)(i)	EUR	900,000	1,056,372
Electricite de France S.A., 5.38%(f)(g)(i)	EUR	2,100,000	2,346,405
			5,514,139
Germany–0.08%
Volkswagen International Finance N.V., 4.63%(f)(g)(i)	EUR	520,000	576,442
Greece–0.14%
Eurobank S.A., 5.88%, 11/28/2029(f)(g)	EUR	775,000	933,266
	Principal Amount		Value
Greece–(continued)
Hellenic Republic Government Bond, 0.00%, 10/15/2042(j)	EUR	23,730,000	$65,774
			999,040
India–1.07%
India Government Bond,
7.26%, 08/22/2032	INR	350,000,000	4,322,489
7.09%, 08/05/2054	INR	275,000,000	3,365,927
			7,688,416
Indonesia–0.99%
Indonesia Treasury Bond,
Series FR95, 6.38%, 08/15/2028	IDR	60,000,000,000	3,987,345
Series FR96, 7.00%, 02/15/2033	IDR	45,000,000,000	3,080,865
			7,068,210
Italy–1.22%
Italy Buoni Poliennali Del Tesoro, 4.30%, 10/01/2054(f)	EUR	4,635,000	5,285,531
UniCredit S.p.A., 5.38%(f)(g)(i)	EUR	3,100,000	3,444,457
			8,729,988
Ivory Coast–0.15%
Ivory Coast Government International Bond, 5.25%, 03/22/2030(f)	EUR	1,000,000	1,064,143
Malaysia–0.26%
Malaysia Government Bond, Series 115, 3.96%, 09/15/2025	MYR	7,500,000	1,831,949
Mexico–1.78%
Mexican Bonos,
Series M, 7.75%, 05/29/2031	MXN	73,700,000	3,482,406
Series M, 8.00%, 07/31/2053	MXN	218,200,000	9,294,807
			12,777,213
Netherlands–0.40%
ABN AMRO Bank N.V.,
4.38%(f)(g)(i)	EUR	1,300,000	1,432,701
6.88%(f)(g)(i)	EUR	1,200,000	1,396,724
			2,829,425
Peru–2.18%
Credicorp Capital Sociedad Titulizadora S.A., 10.10%, 12/15/2043(f)	PEN	3,050,000	845,417
Peru Government Bond, 6.15%, 08/12/2032	PEN	54,000,000	14,792,786
			15,638,203
Romania–0.28%
Romanian Government International Bond, 5.13%, 09/24/2031(f)	EUR	1,795,000	2,008,897
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
South Africa–3.28%
Republic of South Africa Government Bond,
Series 2032, 8.25%, 03/31/2032	ZAR	181,200,000	$9,829,672
Series 2040, 9.00%, 01/31/2040	ZAR	270,000,000	13,680,979
			23,510,651
Spain–0.62%
Banco de Sabadell S.A., 5.75%(f)(g)(i)	EUR	1,800,000	1,994,948
Repsol International Finance B.V., 3.75%(f)(g)(i)	EUR	750,000	833,274
Telefonica Europe B.V., 2.88%(f)(g)(i)	EUR	1,500,000	1,613,430
			4,441,652
Supranational–0.18%
African Development Bank, 0.00%, 01/17/2050(j)	ZAR	78,000,000	402,873
International Bank for Reconstruction & Development, 0.00%, 09/30/2052(j)	MXN	180,000,000	875,500
International Finance Corp., 0.00%, 02/15/2029(f)(j)	TRY	3,700,000	41,316
			1,319,689
United Kingdom–1.60%
Lloyds Banking Group PLC, 8.50%(g)(i)	GBP	950,000	1,337,577
Nationwide Building Society, 5.75%(f)(g)(i)	GBP	2,900,000	3,750,019
NatWest Group PLC, 5.13%(g)(i)	GBP	825,000	1,056,623
NGG Finance PLC, 5.63%, 06/18/2073(f)(g)	GBP	4,000,000	5,345,040
			11,489,259
United States–0.99%
BP Capital Markets PLC, 3.25%(f)(g)(i)	EUR	3,050,000	3,360,187
Citigroup, Inc., 4.25%, 02/25/2030(f)(g)	EUR	1,550,000	1,725,817
Morgan Stanley, 2.10%, 05/08/2026(g)	EUR	1,600,000	1,768,588
MPT Operating Partnership L.P./MPT Finance Corp., 3.33%, 03/24/2025	EUR	225,000	244,106
			7,098,698
Uruguay–0.12%
Uruguay Government International Bond, 9.75%, 07/20/2033	UYU	34,725,100	823,587
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $192,991,959)			198,486,009

Asset-Backed Securities–7.57%
Angel Oak Mortgage Trust, Series 2024-8, Class A3, 5.75%, 05/27/2069(f)(o)		$1,222,114	1,229,518
Principal Amount		Value

Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(c)	$7,053	$6,715
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.66%, 01/15/2051(b)	3,651,459	52,165
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.01%, 11/13/2050(b)	1,930,170	34,804
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.92%, 01/25/2036(o)	3,475	3,230
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.13%, 10/12/2050(b)	4,642,395	109,714
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A3, 2.82%, 05/25/2035(o)	131,195	126,335
Series 2006-AR1, Class 1A1, 7.20% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(c)	27,934	27,732
COMM Mortgage Trust,
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	1,600,000	1,585,232
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	25,000	24,753
Series 2019-GC44, Class AM, 3.26%, 08/15/2057	1,000,000	915,385
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	89,443	87,459
Series 2005-J4, Class A7, 5.50%, 11/25/2035	168,712	140,255
CWHEQ Revolving Home Equity Loan Trust, Series 2006-H, Class 2A1A, 4.59% (1 mo. Term SOFR + 0.26%), 11/15/2036(c)	6,856	6,494
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.89%, 06/25/2036(o)	19,944	18,264
FREMF Mortgage Trust,
Series 2017-K62, Class B, 4.01%, 01/25/2050(f)(o)	280,000	275,203
Series 2016-K54, Class C, 4.19%, 04/25/2048(f)(o)	1,810,000	1,782,812
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(f)	325,500	334,847
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value

GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.28%, 07/25/2035(o)	$1,278	$1,180
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	60,227	55,300
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(o)	8,424	8,510
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(o)	680,000	617,701
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 5.17% (1 mo. Term SOFR + 0.31%), 08/25/2036(c)	646,409	230,311
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(b)	1,592,752	36,693
OBX Trust,
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(f)(o)	319,147	318,457
Series 2022-NQM7, Class A2, 5.70%, 08/25/2062(f)(o)	613,743	612,873
Series 2024-NQM12, Class A1, 5.48%, 07/25/2064(f)(o)	281,040	283,392
Series 2024-NQM12, Class A2, 5.78%, 07/25/2064(f)(o)	636,039	641,101
Series 2024-NQM12, Class A3, 5.83%, 07/25/2064(f)(o)	320,485	322,760
Series 2024-NQM12, Class M1, 5.93%, 07/25/2064(f)(o)	310,000	312,610
Rate Mortgage Trust, Series 2024-J3, Class A2, 5.50%, 10/25/2054(f)(o)	550,000	551,697
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	4,657	3,752
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.21%, 11/15/2050(b)	2,876,276	62,108
Verus Securitization Trust, Series 2022-7, Class A3, 5.35%, 07/25/2067(f)(o)	424,626	423,140
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2005-AR16, Class 1A1, 4.81%, 12/25/2035(o)	2,380	2,174
Series 2003-AR10, Class A7, 6.05%, 10/25/2033(o)	13,298	12,774
	Principal Amount		Value

Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 1.00%, 12/15/2050(b)		$2,609,347	$59,323
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046		115,552	111,897
Alba PLC,
Series 2007-1, Class F, 8.35% (SONIA + 3.37%), 03/17/2039(c)(f)(m)	GBP	611,970	784,241
Series 2007-1, Class E, 6.30% (SONIA + 1.32%), 03/17/2039(c)(f)(m)	GBP	1,733,326	2,156,230
Series 2006-2, Class F, 8.35% (SONIA + 3.37%), 12/15/2038(c)(f)(m)	GBP	457,632	566,348
Auburn 15 PLC,
Series E, 6.96% (SONIA + 2.00%), 07/20/2045(c)(f)(m)	GBP	629,000	814,139
Series F, 7.46% (SONIA + 2.50%), 07/20/2045(c)(f)(m)	GBP	749,000	970,837
Eurosail PLC,
Series 2006-2X, Class E1C, 8.35% (SONIA + 3.37%), 12/15/2044(c)(f)(m)	GBP	1,830,000	2,194,482
Series 2006-4X, Class E1C, 8.10% (SONIA + 3.12%), 12/10/2044(c)(f)(m)	GBP	1,608,336	2,042,415
Series 2006-2X, Class D1A, 4.28% (3 mo. EURIBOR + 0.80%), 12/15/2044(c)(f)(m)	EUR	2,700,000	2,783,538
Eurosail-UK NC PLC, Series 2007-1X, Class D1C, 5.99% (SONIA + 1.01%), 03/13/2045(c)(f)(m)	GBP	750,000	863,865
Eurosail-UK NP PLC, Series 2007-2X, Class D1A, 4.27% (3 mo. EURIBOR + 0.80%), 03/13/2045(c)(f)(m)	EUR	3,600,000	3,521,176
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 7.24% (3 mo. EURIBOR + 3.75%), 06/18/2039(c)(f)(m)	EUR	1,780,000	1,937,833
Ludgate Funding PLC, Series 2007-1, Class MA, 5.34% (SONIA + 0.36%), 01/01/2061(c)(f)(m)	GBP	769,179	964,401
Mortgage Funding PLC, Series 2008-1, Class B2, 8.30% (SONIA + 3.32%), 03/13/2046(c)(f)(m)	GBP	6,497,463	8,336,342
Towd Point Mortgage Funding 2024 - Granite 6 PLC, Series 2024-GR6X, Class F, 9.53% (SONIA + 4.50%), 07/20/2053(c)(f)(m)	GBP	620,000	830,982
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value

Prosil Acquisition S.A., Series 2019-1, Class A, 5.87% (3 mo. EURIBOR + 2.00%), 10/31/2039(c)(f)(m)	EUR	1,155,661	$1,075,608
SC Germany S.A. Compartment Consumer, Series 2021-1, Class E, 6.24% (1 mo. EURIBOR + 2.80%), 11/14/2035(c)(f)(m)	EUR	2,913,710	3,234,702
Alhambra SME Funding DAC, Series 2019-1, Class D, 12.63% (1 mo. EURIBOR + 9.25%), 11/30/2028(c)(f)(m)	EUR	109,810	107,026
Hera Financing DAC,
Series 2024-1A, Class B, 0.00% (SONIA + 2.95%), 11/17/2034(c)(f)(j)(m)	GBP	1,447,000	1,944,816
Series 2024-1A, Class C, 0.00% (SONIA + 3.75%), 11/17/2034(c)(f)(j)(m)	GBP	827,000	1,112,905
Series 2024-1A, Class A, 0.00% (SONIA + 1.90%), 11/17/2034(c)(f)(j)(m)	GBP	1,033,000	1,384,854
Lusitano Mortgages No. 5 PLC, Series D, 4.65% (3 mo. EURIBOR + 0.96%), 07/15/2059(c)(f)(m)	EUR	305,118	290,225
Fideicomiso Dorrego Y Libertador,
2.00%, 12/31/2043(l)(m)	ARS	3,144,648	2,987,415
0.00%, 12/31/2043(j)(l)(m)	ARS	33,994,486	33,337
Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(j)(l)(m)(o)	ARS	133,500,000	810,583
Ares XXXVII CLO Ltd., Series 2015-4A, Class DR, 11.71% (3 mo. Term SOFR + 6.41%), 10/15/2030(c)(f)(m)	KYD	1,010,000	1,013,556
Total Asset-Backed Securities (Cost $55,607,671)			54,190,526
U.S. Treasury Securities–5.02%
U.S. Treasury Bills–0.41%
4.78%, 01/30/2025(n)		$2,952,785	2,956,213
U.S. Treasury Inflation — Indexed Notes–2.44%
1.88%, 07/15/2034(p)		17,325,240	17,489,506
U.S. Treasury Notes–2.17%
4.50%, 11/30/2024		15,484,382	15,494,434
Total U.S. Treasury Securities (Cost $35,762,407)			35,940,153
Principal Amount		Value
Agency Credit Risk Transfer Notes–4.74%
United States–4.74%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R04, Class 1M2, 8.38% (30 Day Average SOFR + 3.10%), 03/25/2042(c)(f)	$770,000	$803,001
Series 2022-R05, Class 2M1, 7.18% (30 Day Average SOFR + 1.90%), 04/25/2042(c)(f)	1,776,609	1,787,627
Series 2022-R08, Class 1M2, 8.88% (30 Day Average SOFR + 3.60%), 07/25/2042(c)(f)	1,350,000	1,427,648
Series 2023-R02, Class 1M1, 7.58% (30 Day Average SOFR + 2.30%), 01/25/2043(c)(f)	437,617	446,726
Series 2023-R03, Class 2M1, 7.78% (30 Day Average SOFR + 2.50%), 04/25/2043(c)(f)	829,191	844,633
Series 2023-R04, Class 1M1, 7.56% (30 Day Average SOFR + 2.30%), 05/25/2043(c)(f)	925,353	948,532
Series 2023-R06, Class 1M1, 6.98% (30 Day Average SOFR + 1.70%), 07/25/2043(c)(f)	453,203	455,114
Series 2023-R06, Class 1M2, 7.98% (30 Day Average SOFR + 2.70%), 07/25/2043(c)(f)	490,000	506,969
Series 2023-R06, Class 1B1, 9.18% (30 Day Average SOFR + 3.90%), 07/25/2043(c)(f)	565,000	599,106
Series 2023-R08, Class 1M2, 7.78% (30 Day Average SOFR + 2.50%), 10/25/2043(c)(f)	280,000	285,684
Series 2023-R08, Class 1M1, 6.78% (30 Day Average SOFR + 1.50%), 10/25/2043(c)(f)	370,364	371,623
Series 2024-R03, Class 2M2, 7.21% (30 Day Average SOFR + 1.95%), 03/25/2044(c)(f)	700,000	706,469
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
Freddie Mac,
Series 2022-DNA2, Class M1B, STACR®, 7.68% (30 Day Average SOFR + 2.40%), 02/25/2042(c)(f)	$1,500,000	$1,536,012
Series 2022-DNA3, Class M1B, STACR®, 8.18% (30 Day Average SOFR + 2.90%), 04/25/2042(c)(f)	3,000,000	3,106,543
Series 2022-DNA3, Class M1A, STACR®, 7.28% (30 Day Average SOFR + 2.00%), 04/25/2042(c)(f)	1,381,648	1,400,308
Series 2022-HQA2, Class M1, STACR®, 9.28% (30 Day Average SOFR + 4.00%), 07/25/2042(c)(f)	1,500,000	1,597,528
Series 2022-HQA3, Class M1, STACR®, 8.83% (30 Day Average SOFR + 3.55%), 08/25/2042(c)(f)	1,500,000	1,584,977
Series 2022-HQA3, Class M2, STACR®, 10.63% (30 Day Average SOFR + 5.35%), 08/25/2042(c)(f)	1,605,000	1,751,329
Series 2023-DNA1, Class M1, STACR®, 7.36% (30 Day Average SOFR + 2.10%), 03/25/2043(c)(f)	886,577	898,224
Series 2023-HQA1, Class M1, STACR®, 8.78% (30 Day Average SOFR + 3.50%), 05/25/2043(c)(f)	2,534,425	2,686,242
Series 2023-HQA2, Class M1, STACR®, 7.28% (30 Day Average SOFR + 2.00%), 06/25/2043(c)(f)	815,974	820,620
Series 2023-HQA2, Class M1, STACR®, 8.63% (30 Day Average SOFR + 3.35%), 06/25/2043(c)(f)	900,000	945,126
Series 2023-HQA3, Class M2, STACR®, 8.63% (30 Day Average SOFR + 3.35%), 11/25/2043(c)(f)	3,100,000	3,244,995
Series 2024-DNA1, Class M2, STACR®, 7.23% (30 Day Average SOFR + 1.95%), 02/25/2044(c)(f)	1,550,000	1,561,476
Series 2024-HQA1, Class M2, STACR®, 7.28% (30 Day Average SOFR + 2.00%), 03/25/2044(c)(f)	1,670,900	1,682,086
Series 2024-DNA2, Class M2, STACR®, 6.98% (30 Day Average SOFR + 1.70%), 05/25/2044(c)(f)	387,500	390,762
Series 2024-HQA2, Class M2, STACR®, 7.08% (30 Day Average SOFR + 1.80%), 08/25/2044(c)(f)	1,550,000	1,562,594
Total Agency Credit Risk Transfer Notes (Cost $33,170,083)		33,951,954
Shares		Value
Common Stocks & Other Equity Interests–1.54%
Argentina–1.48%
Banco BBVA Argentina S.A.	80,000	$352,622
Banco Macro S.A., Class B	170,000	1,386,332
Grupo Financiero Galicia S.A., Class B	535,000	2,888,329
Pampa Energia S.A.(q)	400,000	1,226,331
YPF S.A., ADR(q)	22,500	477,225
YPF S.A., Class D(q)	157,100	4,277,202
		10,608,041
United States–0.06%
ACNR Holdings, Inc.	911	73,184
Claire’s Holdings LLC, Class S	235	705
Endo, Inc.(q)	5,294	140,556
LABL INC(f)	175,000	173,906
McDermott Internationa, Inc.(q)	39,024	7,805
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(l)(q)	31,946	958
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(l)(q)	35,496	1,065
Sabine Oil & Gas Holdings, Inc.(l)(q)	837	75
Windstream Services LLC, Wts.	176	3,652
		401,906
Total Common Stocks & Other Equity Interests (Cost $9,839,710)		11,009,947
Principal Amount
Variable Rate Senior Loan Interests–0.50%(r)(s)
United States–0.50%
Camelot Finance L.P., Term Loan, 7.60% (1 mo. Term SOFR + 2.75%), 01/31/2031	$293,525	293,452
Carnival Corp., Term Loan B, 7.60% (1 mo. Term SOFR + 2.75%), 10/18/2028	230,512	231,256
Claire’s Stores, Inc., Term Loan, 11.45% (1 mo. Term SOFR + 6.50%), 12/18/2026	69,513	59,245
Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.96% (1 mo. Term SOFR + 4.00%), 08/23/2028	285,646	285,391
Concentra Health Services, Term Loan B, 7.10% (1 mo. Term SOFR + 2.25%), 07/26/2031(l)	90,000	89,944
DTZ U.S. Borrower LLC, Term Loan B, 8.60% (1 mo. Term SOFR + 4.25%), 01/31/2030	302,242	302,809
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2, 7.61% (1 mo. Term SOFR + 2.75%), 01/18/2029	290,486	290,567
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
Greystar Real Estate Partners LLC, Term Loan B, 7.67% (1 mo. Term SOFR + 2.75%), 08/21/2030(l)	$156,023	$156,023
IRB Holding Corp., Term Loan B, 7.70% (1 mo. Term SOFR + 2.75%), 12/15/2027	297,953	297,912
Jane Street Group LLC, Term Loan, 7.46% (1 mo. Term SOFR + 2.50%), 01/26/2028	288,505	288,570
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan B, 7.60% (1 mo. Term SOFR + 2.75%), 10/23/2028	261,738	262,140
Prairie ECI Acquiror L.P., Term Loan B-2, 9.60% (1 mo. Term SOFR + 4.75%), 08/01/2029	318,712	318,757
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 8.71% (1 mo. Term SOFR + 3.75%), 04/20/2028	156,954	157,085
Scientific Games Lottery, Term Loan B, 8.32% (3 mo. Term SOFR + 3.00%), 04/04/2029	299,417	297,988
Syneos Health, Inc., Term Loan, 8.35% (3 mo. Term SOFR + 4.00%), 09/27/2030	298,500	290,870
Total Variable Rate Senior Loan Interests (Cost $3,622,810)		3,622,009
Shares		Value
Preferred Stocks–0.00%
United States–0.00%
Claire’s Holdings LLC, Series A, Pfd. (Cost $36,875)	71	$11,360
Money Market Funds–7.46%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(t)(u)	18,709,082	18,709,082
Invesco Treasury Portfolio, Institutional Class, 4.78%(t)(u)	34,745,438	34,745,438
Total Money Market Funds (Cost $53,454,520)		53,454,520

Options Purchased–2.42%
(Cost $17,746,992)(v)		17,308,413
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-141.88% (Cost $1,012,492,053)		1,016,023,364
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.84%
Invesco Private Government Fund, 4.96%(t)(u)(w)	9,640,228	9,640,228
Invesco Private Prime Fund, 5.02%(t)(u)(w)	25,034,318	25,044,332
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $34,685,985)		34,684,560
TOTAL INVESTMENTS IN SECURITIES—146.72% (Cost $1,047,178,038)		1,050,707,924
OTHER ASSETS LESS LIABILITIES–(46.72)%		(334,571,363)
NET ASSETS–100.00%		$716,136,561
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLO	– Collateralized Loan Obligation
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
Ctfs.	– Certificates
EGP	– Egypt Pound
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
INR	– Indian Rupee
IO	– Interest Only
KYD	– Cayman Islands Dollar
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
Pfd.	– Preferred
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
TRY	– Turkish Lira
UYU	– Uruguay Peso
Wts.	– Warrants
ZAR	– South African Rand
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Notes to Consolidated Schedule of Investments:
(a)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(b)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2024.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2024.
(d)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2024 was $269,285,179, which represented 37.60% of the Fund’s Net Assets.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	All or a portion of this security was out on loan at September 30, 2024.
(i)	Perpetual bond with no specified maturity date.
(j)	Zero coupon bond issued at a discount.
(k)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at September 30, 2024 represented less than 1% of the Fund’s Net Assets.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(o)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2024.
(p)	Principal amount of security and interest payments are adjusted for inflation.
(q)	Non-income producing security.
(r)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(s)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(t)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,078,518	$139,729,210	$(137,098,646)	$-	$-	$18,709,082	$700,319
Invesco Liquid Assets Portfolio, Institutional Class	12,328,173	84,551,407	(96,874,859)	(2,380)	(2,341)	-	372,491
Invesco Treasury Portfolio, Institutional Class	18,375,449	195,434,984	(179,064,995)	-	-	34,745,438	945,581
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,429,657	116,751,556	(114,540,985)	-	-	9,640,228	348,616*
Invesco Private Prime Fund	20,083,316	172,636,284	(167,669,541)	(2,581)	(3,146)	25,044,332	929,774*
Total	$74,295,113	$709,103,441	$(695,249,026)	$(4,961)	$(5,487)	$88,139,080	$3,296,781

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(u)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(v)	The table below details options purchased.
(w)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus JPY	Call	Goldman Sachs International	06/26/2025	JPY	120.00	AUD	2,795,000	$ 24,535
AUD versus JPY	Call	Goldman Sachs International	07/03/2025	JPY	120.00	AUD	1,863,333	13,415
AUD versus NZD	Call	Merrill Lynch International	10/24/2024	NZD	1.14	AUD	1,855,000	4,485
EUR versus USD	Call	Deutsche Bank AG	10/16/2024	USD	1.14	EUR	1,545,000	80,386
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	12/16/2024	USD	1.17	EUR	1,545,000	132,495
USD versus JPY	Call	Goldman Sachs International	02/13/2026	JPY	175.00	USD	4,650,000	75,497
USD versus JPY	Call	J.P. Morgan Chase Bank, N.A.	02/13/2026	JPY	175.00	USD	4,650,000	75,497
Subtotal — Foreign Currency Call Options Purchased								406,310
Currency Risk
EUR versus HUF	Put	J.P. Morgan Chase Bank, N.A.	10/29/2024	HUF	385.00	EUR	1,162,500	8,164
EUR versus NOK	Put	J.P. Morgan Chase Bank, N.A.	11/18/2024	NOK	11.55	EUR	930,000	162,313
EUR versus NOK	Put	Merrill Lynch International	10/23/2024	NOK	11.40	EUR	1,160,000	74,778
EUR versus NOK	Put	Morgan Stanley and Co. International PLC	10/23/2024	NOK	11.50	EUR	1,160,000	143,822
GBP versus USD	Put	Goldman Sachs International	11/20/2024	USD	1.28	GBP	1,540,000	62,432
USD versus BRL	Put	Goldman Sachs International	10/31/2024	BRL	5.20	USD	1,545,000	140,261
USD versus BRL	Put	Goldman Sachs International	07/24/2025	BRL	5.35	USD	15,470,000	298,200
USD versus BRL	Put	Goldman Sachs International	08/01/2025	BRL	5.00	USD	1,860,000	619,274
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	07/03/2025	BRL	5.25	USD	15,527,500	218,223
USD versus BRL	Put	Merrill Lynch International	10/08/2024	BRL	4.90	USD	900,000	40
USD versus BRL	Put	Merrill Lynch International	12/16/2024	BRL	5.30	USD	2,010,000	578,191
USD versus CAD	Put	Merrill Lynch International	12/06/2024	CAD	1.35	USD	620,000	158,790
USD versus COP	Put	Goldman Sachs International	10/31/2024	COP	3,975.00	USD	18,530,000	16,584
USD versus IDR	Put	Goldman Sachs International	03/24/2025	IDR	15,000.00	USD	15,425,000	206,340
USD versus INR	Put	J.P. Morgan Chase Bank, N.A.	03/26/2025	INR	83.50	USD	37,025,000	103,337
USD versus MXN	Put	Goldman Sachs International	03/13/2025	MXN	18.25	USD	1,705,000	214,939
USD versus MXN	Put	Goldman Sachs International	03/31/2025	MXN	16.75	USD	25,575,000	14,885
USD versus MXN	Put	Goldman Sachs International	09/10/2025	MXN	17.50	USD	1,700,000	319,988
USD versus MXN	Put	Goldman Sachs International	09/12/2025	MXN	18.50	USD	1,705,000	159,712
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	09/15/2025	MXN	18.50	USD	1,545,000	174,446
USD versus MXN	Put	Merrill Lynch International	10/07/2024	MXN	18.00	USD	1,035,000	380
USD versus MXN	Put	Merrill Lynch International	03/11/2025	MXN	18.00	USD	1,647,000	153,212
USD versus TRY	Put	Goldman Sachs International	10/15/2024	TRY	34.30	USD	15,445,000	24,758
USD versus ZAR	Put	Goldman Sachs International	03/17/2025	ZAR	16.50	USD	15,440,000	197,061
USD versus ZAR	Put	Goldman Sachs International	03/19/2025	ZAR	16.25	USD	11,575,000	108,643
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	12/12/2024	ZAR	17.75	USD	1,080,000	64,482
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	01/17/2025	ZAR	17.50	USD	932,500	65,621
USD versus ZAR	Put	Standard Chartered Bank PLC	12/20/2024	ZAR	17.00	USD	27,770,000	397,472
Subtotal — Foreign Currency Put Options Purchased								4,686,348
Total Foreign Currency Options Purchased								$5,092,658

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $19,320,139.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Call	BNP Paribas S.A.	2.64%	Receive	6 Month EURIBOR	Semi-Annually	01/17/2025	EUR	29,443,000	$1,049,098
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.76	Receive	6 Month EURIBOR	Semi-Annually	10/10/2024	EUR	16,582,500	486,199
Subtotal — Interest Rate Call Swaptions Purchased										1,535,297
Interest Rate Risk
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.86	Pay	SONIA	Annually	12/04/2024	GBP	92,945,000	306,487
30 Year Interest Rate Swap	Put	BNP Paribas S.A.	3.25	Pay	SOFR	Annually	09/24/2025	USD	11,570,000	753,538
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.52	Pay	SOFR	Annually	03/25/2025	USD	50,910,000	1,439,643
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.27	Pay	SOFR	Annually	12/24/2024	USD	12,495,000	436,042
30 Year Interest Rate Swap	Put	Deutsche Bank AG	3.64	Pay	SOFR	Annually	01/11/2027	USD	9,300,000	600,338
15 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.76	Pay	6 Month EURIBOR	Semi-Annually	03/15/2039	EUR	46,500,000	7,144,410
Subtotal — Interest Rate Put Swaptions Purchased										10,680,458
Total Interest Rate Swaptions Purchased										$12,215,755

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $19,320,139.

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value			Value
Credit Risk
J.P. Morgan Chase Bank, N.A.	Put	104.00%	Markit CDX North America High Yield Index, Series 42, Version 1	5.00%	Quarterly	12/18/2024	3.075%	USD	74,940,000	$(212,754)
J.P. Morgan Chase Bank, N.A.	Put	104.00	Markit CDX North America High Yield Index, Series 42, Version 1	5.00	Quarterly	12/18/2024	3.075	USD	30,460,000	(86,476)
J.P. Morgan Chase Bank, N.A.	Put	375.00	Markit iTraxx Europe Crossover Index, Series 41, Version 1	5.00	Quarterly	12/18/2024	2.752	EUR	31,000,000	(98,224)
J.P. Morgan Chase Bank, N.A.	Put	362.50	Markit iTraxx Europe Crossover Index, Series 41, Version 1	5.00	Quarterly	12/18/2024	2.752	EUR	49,600,000	(180,419)
J.P. Morgan Chase Bank, N.A.	Put	375.00	Markit iTraxx Europe Crossover Index, Series 41, Version 1	5.00	Quarterly	12/18/2024	2.752	EUR	41,230,000	(130,638)
Total Credit Default Swaptions Written										$(708,511)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $19,320,139.
(b)	Implied credit spreads represent the current level, as of September 30, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value			Value
Currency Risk
USD versus BRL	Call	Goldman Sachs International	08/01/2025	BRL	6.05	USD	12,385,000	$(380,628)
USD versus BRL	Call	Merrill Lynch International	12/16/2024	BRL	5.90	USD	10,060,000	(71,386)
USD versus COP	Call	Goldman Sachs International	06/13/2025	COP	4,350.00	USD	9,265,000	(409,115)
USD versus COP	Call	Morgan Stanley and Co. International PLC	12/19/2024	COP	4,250.00	USD	19,255,000	(490,848)
USD versus IDR	Call	Goldman Sachs International	03/24/2025	IDR	15,880.00	USD	15,425,000	(135,324)
USD versus JPY	Call	Goldman Sachs International	10/16/2024	JPY	142.50	USD	7,720,000	(108,875)
USD versus MXN	Call	Goldman Sachs International	12/10/2024	MXN	21.00	USD	12,787,500	(149,716)
USD versus MXN	Call	Goldman Sachs International	12/13/2024	MXN	21.00	USD	21,312,500	(257,988)
USD versus MXN	Call	Merrill Lynch International	12/10/2024	MXN	21.00	USD	10,296,000	(120,546)
USD versus MXN	Call	Merrill Lynch International	04/30/2025	MXN	19.00	USD	2,492,400	(1,775,082)
USD versus TRY	Call	Goldman Sachs International	11/15/2024	TRY	38.00	USD	4,640,000	(29,190)
USD versus TRY	Call	Goldman Sachs International	01/24/2025	TRY	40.00	USD	7,735,000	(175,383)
USD versus TRY	Call	Goldman Sachs International	06/13/2025	TRY	45.40	USD	13,965,000	(726,208)
USD versus TRY	Call	Goldman Sachs International	09/19/2025	TRY	50.00	USD	9,260,000	(604,465)
USD versus ZAR	Call	Goldman Sachs International	09/17/2025	ZAR	20.00	USD	5,790,000	(123,860)
USD versus ZAR	Call	Goldman Sachs International	09/19/2025	ZAR	20.00	USD	5,785,000	(124,985)
USD versus ZAR	Call	Standard Chartered Bank PLC	12/20/2024	ZAR	18.00	USD	18,515,000	(229,234)
Subtotal — Foreign Currency Call Options Written								(5,912,833)
Currency Risk
USD versus CNH	Put	Goldman Sachs International	04/28/2025	CNH	6.89	USD	465,000	(371,869)
USD versus COP	Put	Goldman Sachs International	10/31/2024	COP	3,850.00	USD	37,060,000	(5,411)
USD versus COP	Put	Morgan Stanley and Co. International PLC	12/19/2024	COP	4,100.00	USD	19,255,000	(211,940)
USD versus IDR	Put	Goldman Sachs International	03/24/2025	IDR	14,400.00	USD	15,425,000	(67,608)
USD versus INR	Put	J.P. Morgan Chase Bank, N.A.	03/26/2025	INR	82.50	USD	37,025,000	(45,985)
USD versus JPY	Put	Goldman Sachs International	11/21/2024	JPY	140.00	USD	18,515,000	(204,535)
USD versus JPY	Put	Merrill Lynch International	12/06/2024	JPY	139.00	USD	12,355,000	(144,121)
USD versus MXN	Put	Goldman Sachs International	11/26/2024	MXN	19.00	USD	15,425,000	(134,228)
USD versus MXN	Put	Goldman Sachs International	03/31/2025	MXN	16.00	USD	25,575,000	(4,245)
Subtotal — Foreign Currency Put Options Written								(1,189,942)
Total – Foreign Currency Options Written								$(7,102,775)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $19,320,139.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.65%	SOFR	Receive	Annually	01/17/2025	USD	33,727,000	$(1,244,897)
2 Year Interest Rate Swap	Call	Goldman Sachs International	3.46	SOFR	Receive	Annually	11/04/2024	USD	102,300,000	(370,890)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.34	SOFR	Receive	Annually	12/03/2024	USD	37,175,000	(551,396)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.10	6 Month EURIBOR	Receive	Semi-Annually	03/17/2025	EUR	37,065,000	(377,489)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.42	SOFR	Receive	Annually	07/11/2029	USD	18,635,000	(1,252,099)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.33	SOFR	Receive	Annually	12/03/2024	USD	30,980,000	(448,373)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.30	6 Month EURIBOR	Receive	Semi-Annually	12/18/2024	EUR	18,625,000	(656,627)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value			Value
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.30%	6 Month EURIBOR	Receive	Semi-Annually	12/20/2024	EUR	16,945,000	$(605,012)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.28	6 Month EURIBOR	Receive	Semi-Annually	12/23/2024	EUR	18,515,000	(201,200)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.27	SOFR	Receive	Annually	07/11/2029	USD	18,635,000	(1,011,281)
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.73	SOFR	Receive	Annually	10/10/2024	USD	18,632,500	(407,029)
Subtotal—Interest Rate Call Swaptions Written										(7,126,293)
Interest Rate Risk
10 Year Interest Rate Swap	Put	BNP Paribas S.A.	4.00	SOFR	Pay	Annually	01/23/2025	USD	15,470,000	(46,775)
5 Year Interest Rate Swap	Put	BNP Paribas S.A.	3.18	SOFR	Pay	Annually	09/24/2025	USD	47,360,000	(813,220)
2 Year Interest Rate Swap	Put	Deutsche Bank AG	3.99	SOFR	Pay	Annually	01/11/2027	USD	83,700,000	(480,662)
2 Year Interest Rate Swap	Put	Goldman Sachs International	3.26	SOFR	Pay	Annually	03/25/2025	USD	370,255,000	(1,707,405)
30 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.92	SOFR	Pay	Annually	07/11/2029	USD	18,635,000	(1,703,171)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.60	6 Month EURIBOR	Pay	Semi-Annually	03/17/2025	EUR	37,065,000	(321,309)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.26	6 Month EURIBOR	Pay	Semi-Annually	03/15/2039	EUR	93,000,000	(2,543,477)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.27	SOFR	Pay	Annually	07/11/2029	USD	18,635,000	(838,649)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.01	SONIA	Pay	Annually	12/04/2024	GBP	92,945,000	(175,423)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.16	SONIA	Pay	Annually	12/04/2024	GBP	92,945,000	(91,397)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.63	6 Month EURIBOR	Pay	Semi-Annually	12/23/2024	EUR	18,515,000	(67,633)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.21	SOFR	Pay	Annually	12/24/2024	USD	121,490,000	(567,002)
Subtotal—Interest Rate Put Swaptions Written										(9,356,123)
Total Interest Rate Swaptions Written										$(16,482,416)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $19,320,139.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Australia 3 Year Bonds	310	December-2024	$22,970,468	$(24,025)	$(24,025)
U.S. Treasury 2 Year Notes	55	December-2024	11,453,320	17,512	17,512
U.S. Treasury 10 Year Notes	309	December-2024	35,312,906	(39,311)	(39,311)
Subtotal—Long Futures Contracts				(45,824)	(45,824)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	75	December-2024	(8,241,211)	(11,299)	(11,299)
U.S. Treasury 10 Year Ultra Notes	8	December-2024	(946,375)	(14)	(14)
U.S. Treasury Long Bonds	15	December-2024	(1,862,813)	7,115	7,115
U.S. Treasury Ultra Bonds	27	December-2024	(3,593,531)	(5,963)	(5,963)
Subtotal—Short Futures Contracts				(10,161)	(10,161)
Total Futures Contracts				$(55,985)	$(55,985)

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/18/2024	BNP Paribas S.A.	USD	1,413,348	NZD	2,299,219	$47,527
12/18/2024	Citibank, N.A.	GBP	4,760,000	USD	6,369,379	6,568
12/18/2024	Deutsche Bank AG	USD	16,326,627	HUF	5,887,340,802	124,577
12/18/2024	Deutsche Bank AG	USD	180,873	PLN	706,000	2,123
12/18/2024	Deutsche Bank AG	USD	271,685	THB	9,096,000	12,437
11/04/2024	Goldman Sachs International	USD	6,986,321	BRL	38,577,070	68,997
11/08/2024	Goldman Sachs International	USD	3,255,000	JPY	470,673,000	36,257
12/06/2024	Goldman Sachs International	BRL	68,699,625	USD	12,525,000	8,495
12/06/2024	Goldman Sachs International	USD	10,969,500	BRL	62,287,216	378,717
12/18/2024	Goldman Sachs International	USD	11,080,914	CLP	10,553,018,983	646,884
12/18/2024	Goldman Sachs International	USD	5,285,500	MXN	105,350,586	2,511
12/18/2024	Goldman Sachs International	USD	10,265,000	ZAR	181,854,146	192,340
03/19/2025	Goldman Sachs International	INR	5,926,139,750	USD	70,150,000	114,726
03/26/2025	Goldman Sachs International	IDR	103,513,550,000	USD	6,790,000	25,268
12/18/2024	HSBC Bank USA	EUR	1,794,000	USD	2,004,541	1,315
12/13/2024	J.P. Morgan Chase Bank, N.A.	INR	509,184,450	EUR	5,585,000	179,239
12/18/2024	J.P. Morgan Chase Bank, N.A.	EUR	12,405,000	USD	13,904,020	52,288
12/18/2024	J.P. Morgan Chase Bank, N.A.	JPY	4,052,657,067	USD	28,715,000	228,022
12/18/2024	J.P. Morgan Chase Bank, N.A.	USD	695,706	CAD	943,366	3,199
12/18/2024	J.P. Morgan Chase Bank, N.A.	USD	38,731,037	EUR	35,002,617	353,759
12/18/2024	J.P. Morgan Chase Bank, N.A.	USD	4,350,759	GBP	3,331,000	101,871
12/18/2024	J.P. Morgan Chase Bank, N.A.	USD	4,961,959	KRW	6,622,959,947	78,400
10/04/2024	Merrill Lynch International	EUR	10,341,907	CLP	10,372,708,500	21,000
10/18/2024	Merrill Lynch International	COP	13,550,845,000	USD	3,355,000	139,859
10/18/2024	Merrill Lynch International	USD	6,485,000	COP	27,982,775,000	154,333
12/06/2024	Merrill Lynch International	USD	3,100,000	BRL	17,534,530	94,647
12/18/2024	Merrill Lynch International	USD	10,872,294	CNY	76,750,000	153,779
12/18/2024	Merrill Lynch International	USD	18,844,767	ZAR	340,011,600	707,259
11/12/2024	Morgan Stanley and Co. International PLC	COP	31,216,220,000	USD	7,610,000	226,497
12/18/2024	Morgan Stanley and Co. International PLC	CHF	18,268,003	USD	21,801,131	32,738
12/18/2024	Morgan Stanley and Co. International PLC	JPY	123,040,000	USD	873,599	8,725
12/18/2024	Morgan Stanley and Co. International PLC	USD	867,618	INR	73,122,000	1,793
04/02/2025	Morgan Stanley and Co. International PLC	MXN	196,235,888	USD	9,974,250	281,627
12/18/2024	Royal Bank of Canada	EUR	1,500,000	USD	1,680,522	5,585
12/18/2024	Standard Chartered Bank PLC	USD	7,504,250	CZK	170,397,216	33,564
12/18/2024	Standard Chartered Bank PLC	USD	5,715,252	TRY	217,200,500	129,330
04/03/2025	Standard Chartered Bank PLC	INR	721,719,600	USD	8,535,000	14,510
04/03/2025	Standard Chartered Bank PLC	USD	8,535,000	CNY	60,786,270	264,572
12/18/2024	UBS AG	USD	14,319,589	AUD	21,523,928	572,747
12/18/2024	UBS AG	USD	3,366,544	NOK	36,486,000	92,322
Subtotal—Appreciation						5,600,407
Currency Risk
12/18/2024	BNP Paribas S.A.	NZD	603,000	USD	370,669	(12,465)
10/18/2024	Deutsche Bank AG	COP	27,684,465,000	USD	6,485,000	(83,555)
12/18/2024	Deutsche Bank AG	IDR	112,739,971,100	USD	7,268,623	(132,271)
12/18/2024	Deutsche Bank AG	MXN	569,771,131	USD	28,018,698	(580,627)
12/18/2024	Deutsche Bank AG	PLN	2,402,185	USD	615,424	(7,223)
12/18/2024	Deutsche Bank AG	THB	13,372,691	USD	399,423	(18,284)
04/03/2025	Deutsche Bank AG	CNY	60,764,933	USD	8,535,000	(261,483)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
04/03/2025	Deutsche Bank AG	USD	8,535,000	INR	721,887,398	$(12,529)
11/04/2024	Goldman Sachs International	BRL	275,069,144	USD	49,788,819	(518,279)
12/18/2024	Goldman Sachs International	CLP	1,485,000	USD	1,559	(91)
12/18/2024	Goldman Sachs International	ZAR	181,967,655	USD	10,265,000	(198,867)
02/21/2025	Goldman Sachs International	CNY	126,211,252	USD	17,785,000	(433,991)
04/02/2025	Goldman Sachs International	USD	9,974,250	MXN	196,791,953	(254,162)
03/19/2027	Goldman Sachs International	USD	76,250,000	INR	6,778,237,500	(850,336)
12/18/2024	HSBC Bank USA	USD	905,060	EUR	810,000	(594)
12/18/2024	J.P. Morgan Chase Bank, N.A.	AUD	10,681,675	USD	7,295,000	(95,617)
12/18/2024	J.P. Morgan Chase Bank, N.A.	CAD	7,380,000	USD	5,442,542	(25,027)
12/18/2024	J.P. Morgan Chase Bank, N.A.	EUR	42,394,248	USD	46,955,040	(383,436)
12/18/2024	J.P. Morgan Chase Bank, N.A.	GBP	26,292,310	USD	34,341,492	(804,094)
12/18/2024	J.P. Morgan Chase Bank, N.A.	USD	8,330,000	INR	699,553,400	(12,399)
10/04/2024	Merrill Lynch International	CLP	10,372,708,500	EUR	10,230,000	(145,579)
10/09/2024	Merrill Lynch International	USD	2,492,400	MXN	43,816,392	(269,178)
12/18/2024	Merrill Lynch International	CNY	24,860,000	USD	3,521,632	(49,810)
12/18/2024	Merrill Lynch International	COP	55,416,534,750	USD	12,774,968	(272,736)
12/18/2024	Merrill Lynch International	ZAR	406,100,000	USD	22,507,643	(844,730)
01/07/2025	Merrill Lynch International	CLP	10,309,282,500	EUR	10,230,000	(22,047)
12/18/2024	Morgan Stanley and Co. International PLC	INR	646,990,350	USD	7,676,768	(15,864)
12/18/2024	Morgan Stanley and Co. International PLC	PEN	51,306,000	USD	13,571,221	(258,605)
12/18/2024	Morgan Stanley and Co. International PLC	USD	84,828,648	JPY	11,947,487,296	(847,250)
10/29/2024	Standard Chartered Bank PLC	ZAR	137,325,375	USD	7,425,000	(505,554)
Subtotal—Depreciation						(7,916,683)
Total Forward Foreign Currency Contracts						$(2,316,276)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit iTraxx Europe Crossover Index, Series 42, Version 1	Buy	(5.00)%	Quarterly	12/20/2029	3.114%	EUR	104,000,000	$(9,695,744)	$(9,552,558)	$143,186
UBS AG	Sell	1.00	Quarterly	12/20/2028	0.503	EUR	2,330,000	30,521	51,798	21,277
Subtotal - Appreciation								(9,665,223)	(9,500,760)	164,463
Credit Risk
Markit CDX North America High Yield Index, Series 43, Version 1	Buy	(5.00)	Quarterly	12/20/2029	3.317	USD	48,980,000	(3,553,499)	(3,594,691)	(41,192)
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2027	0.925	USD	1,500,000	53,612	(3,848)	(57,460)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2028	0.514	EUR	2,330,000	(21,448)	(51,126)	(29,678)
South Africa Government International Bonds	Buy	(1.00)	Quarterly	06/20/2029	1.594	USD	1,550,000	73,181	38,440	(34,741)
Subtotal - Depreciation								(3,448,154)	(3,611,225)	(163,071)
Total Centrally Cleared Credit Default Swap Agreements								$(13,113,377)	$(13,111,985)	$1,392

(a)	Centrally cleared swap agreements collateralized by $11,744,233 cash held with Counterparties.
(b)	Implied credit spreads represent the current level, as of September 30, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	SOFR	Annually	(3.31)%	Annually	09/10/2054	USD	10,973,274	$25,765	$28,166	$2,401
Pay	6 Month BBSW	Semi-Annually	4.07	Semi-Annually	08/19/2034	AUD	8,440,000	—	4,700	4,700
Pay	6 Month BBSW	Semi-Annually	4.42	Semi-Annually	08/07/2034	AUD	18,760,000	—	7,175	7,175
Pay	SOFR	Annually	3.12	Annually	08/17/2028	USD	55,660,000	10,487	25,568	15,081
Pay	6 Month BBSW	Semi-Annually	4.44	Semi-Annually	08/02/2034	AUD	18,785,000	—	20,139	20,139
Pay	SONIA	Annually	3.89	Annually	07/12/2054	GBP	23,475,000	—	21,602	21,602
Pay	6 Month BBSW	Semi-Annually	4.45	Semi-Annually	08/02/2034	AUD	18,785,000	—	25,009	25,009
Receive	TONAR	Annually	(0.53)	Annually	03/12/2029	JPY	1,859,998,031	—	27,361	27,361
Pay	6 Month BBSW	Semi-Annually	4.46	Semi-Annually	08/02/2034	AUD	18,785,000	—	29,880	29,880
Pay	3 Month CZK PRIBOR	Quarterly	5.36	Annually	01/05/2025	CZK	349,500,000	—	41,220	41,220
Pay	SONIA	Annually	3.99	Annually	05/03/2054	GBP	6,702,200	—	63,794	63,794
Pay	28 Day MXN TIIE	28 days	8.87	28 days	03/14/2029	MXN	124,500,000	—	69,524	69,524
Pay	6 Month BBSW	Semi-Annually	4.54	Semi-Annually	08/01/2034	AUD	30,505,000	—	112,189	112,189
Pay	COOVIBR	Quarterly	9.44	Quarterly	10/24/2026	COP	15,000,000,000	—	145,264	145,264
Pay	28 Day MXN TIIE	28 days	8.86	28 days	03/14/2029	MXN	371,365,000	—	202,057	202,057
Pay	6 Month EURIBOR	Semi-Annually	2.38	Annually	12/20/2054	EUR	8,940,000	—	251,059	251,059
Pay	6 Month EURIBOR	Semi-Annually	2.62	Annually	01/15/2029	EUR	15,004,000	—	266,399	266,399
Pay	SOFR	Annually	3.67	Annually	09/10/2026	USD	104,780,000	(989)	388,886	389,875
Pay	28 Day MXN TIIE	28 days	9.65	28 days	04/06/2027	MXN	500,000,000	—	480,806	480,806
Pay	28 Day MXN TIIE	28 days	9.65	28 days	04/12/2029	MXN	257,300,000	—	534,972	534,972
Receive	BZDIOVRA	At Maturity	(11.23)	At Maturity	01/02/2029	BRL	72,911,643	—	565,399	565,399
Pay	SOFR	Annually	4.05	Annually	03/19/2027	USD	34,500,000	—	601,520	601,520
Pay	6 Month BBSW	Semi-Annually	4.70	Semi-Annually	05/02/2034	AUD	17,670,000	—	635,322	635,322
Pay	6 Month EURIBOR	Semi-Annually	3.01	Annually	06/04/2029	EUR	17,000,000	(2,652)	660,895	663,547
Pay	6 Month EURIBOR	Semi-Annually	2.41	Annually	09/06/2029	EUR	75,230,000	—	698,159	698,159
Pay	6 Month EURIBOR	Semi-Annually	2.71	Annually	07/24/2034	EUR	21,135,000	—	735,158	735,158
Pay	SOFR	Annually	4.38	Annually	03/19/2027	USD	33,300,000	—	787,593	787,593
Pay	6 Month EURIBOR	Semi-Annually	3.01	Annually	07/04/2029	EUR	22,000,000	—	855,107	855,107
Pay	28 Day MXN TIIE	28 days	10.36	28 days	09/16/2026	MXN	1,420,000,000	—	1,758,608	1,758,608
Subtotal — Appreciation								32,611	10,043,531	10,010,920
Interest Rate Risk
Receive	28 Day MXN TIIE	28 days	(9.69)	28 days	09/06/2034	MXN	405,995,000	—	(1,410,880)	(1,410,880)
Pay	BZDIOVRA	At Maturity	9.93	At Maturity	01/04/2027	BRL	119,354,303	—	(1,186,790)	(1,186,790)
Receive	3 Month JIBAR	Quarterly	(10.00)	Quarterly	10/26/2033	ZAR	87,000,000	—	(564,545)	(564,545)
Receive	SOFR	Annually	(3.76)	Annually	07/25/2034	USD	34,810,000	—	(483,190)	(483,190)
Receive	SOFR	Annually	(3.36)	Annually	07/12/2054	USD	28,695,000	—	(422,475)	(422,475)
Receive	FBIL Overnight MIBOR	Semi-Annually	(6.52)	Semi-Annually	03/19/2027	INR	2,942,800,000	—	(371,985)	(371,985)
Receive	COOVIBR	Quarterly	(9.91)	Quarterly	01/17/2028	COP	18,255,000,000	—	(352,745)	(352,745)
Pay	BZDIOVRA	At Maturity	9.77	At Maturity	01/04/2027	BRL	27,883,036	—	(307,988)	(307,988)
Receive	28 Day MXN TIIE	28 days	(9.36)	28 days	09/06/2034	MXN	127,100,000	—	(292,586)	(292,586)
Receive	SOFR	Annually	(3.73)	Annually	07/25/2034	USD	20,485,000	4,641	(266,656)	(271,297)
Receive	FBIL Overnight MIBOR	Semi-Annually	(6.37)	Semi-Annually	03/19/2027	INR	2,850,000,000	—	(265,395)	(265,395)
Receive	6 Month EURIBOR	Semi-Annually	(2.38)	Annually	12/20/2054	EUR	8,940,000	—	(256,364)	(256,364)
Receive	3 Month JIBAR	Quarterly	(9.87)	Quarterly	06/15/2033	ZAR	42,300,000	—	(255,906)	(255,906)
Receive	COOVIBR	Quarterly	(9.06)	Quarterly	05/16/2032	COP	11,100,000,000	—	(253,672)	(253,672)
Receive	SORA	Semi-Annually	(2.53)	Semi-Annually	08/02/2044	SGD	18,565,000	—	(239,651)	(239,651)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	COOVIBR	Quarterly	(8.88)%	Quarterly	05/09/2032	COP	11,600,000,000	$—	$(236,231)	$(236,231)
Pay	BZDIOVRA	At Maturity	11.57	At Maturity	01/04/2027	BRL	68,013,252	—	(158,198)	(158,198)
Receive	28 Day MXN TIIE	28 days	(8.99)	28 days	09/06/2034	MXN	129,800,000	—	(131,032)	(131,032)
Receive	SOFR	Annually	(3.75)	Annually	07/26/2034	USD	5,660,000	—	(77,450)	(77,450)
Receive	SOFR	Annually	(3.48)	Annually	08/21/2034	USD	5,510,000	—	(65,137)	(65,137)
Receive	COOVIBR	Quarterly	(8.54)	Quarterly	05/27/2032	COP	4,050,000,000	—	(64,209)	(64,209)
Pay	SOFR	Annually	3.39	Annually	09/18/2026	USD	47,875,000	—	(62,437)	(62,437)
Receive	SOFR	Annually	(3.37)	Annually	09/30/2034	USD	14,685,000	—	(45,714)	(45,714)
Receive	SOFR	Annually	(3.37)	Annually	09/27/2034	USD	9,605,000	8,521	(25,258)	(33,779)
Pay	SONIA	Annually	3.59	Annually	08/01/2034	GBP	7,068,000	391	(29,069)	(29,460)
Pay	6 Month BBSW	Semi-Annually	3.75	Semi-Annually	10/04/2029	AUD	29,620,000	—	(29,047)	(29,047)
Pay	28 Day MXN TIIE	28 days	8.26	28 days	03/13/2030	MXN	56,600,000	—	(11,098)	(11,098)
Receive	6 Month EURIBOR	Semi-Annually	(2.28)	Annually	10/01/2054	EUR	3,800,000	—	(8,759)	(8,759)
Receive	SOFR	Annually	(3.27)	Annually	10/04/2029	USD	20,140,000	—	(2,308)	(2,308)
Subtotal — Depreciation								13,553	(7,876,775)	(7,890,328)
Total Centrally Cleared Interest Rate Swap Agreements								$46,164	$2,166,756	$2,120,592

(a)	Centrally cleared swap agreements collateralized by $11,744,233 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00%	Quarterly	12/20/2024	0.196%	EUR	1,250,000	$1,078	$2,496	$1,418
J.P. Morgan Chase Bank, N.A.	Markit CDX North America Investment Grade Index, Series 33, Version 1	Sell	1.00	Quarterly	12/20/2024	1.916	USD	3,000,000	(48,135)	(6,034)	42,101
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 40, Version 1	Sell	5.00	Quarterly	12/20/2028	5.021	EUR	7,750,000	(307,427)	(6,792)	300,635
Subtotal—Appreciation									(354,484)	(10,330)	344,154
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)	Quarterly	12/20/2024	0.289	EUR	1,250,000	700	(2,208)	(2,908)
Goldman Sachs International	Markit iTraxx Europe Crossover Index, Series 32, Version 6	Sell	5.00	Quarterly	12/20/2024	0.31	EUR	2,900,000	34,448	33,743	(705)
Goldman Sachs International	Markit CDX North America High Yield Index, Series 37, Version 1	Buy	(5.00)	Quarterly	12/20/2026	0.135	USD	34,419,808	(3,136,779)	(3,570,399)	(433,620)
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 1	Buy	(5.00)	Quarterly	12/20/2027	0.295	USD	8,947,731	(1,060,603)	(1,265,373)	(204,770)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe CrossoverIndex, Series 42, Version 1	Sell	5.00	Quarterly	12/20/2029	2.719	EUR	10,850,000	1,372,966	1,322,081	(50,885)
Subtotal—Depreciation									(2,789,268)	(3,482,156)	(692,888)
Total Open Over-The-Counter Credit Default Swap Agreements									$(3,143,752)	$(3,492,486)	$(348,734)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $19,320,139.
(b)	Implied credit spreads represent the current level, as of September 30, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CZK	—Czech Koruna
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
FBIL	—Financial Benchmarks India Private Ltd.
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KRW	—South Korean Won
MIBOR	—Mumbai Interbank Offered Rate
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
SORA	—Singapore Overnight Rate Average
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TONAR	—Tokyo Overnight Average Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$357,917,077	$—	$357,917,077
U.S. Dollar Denominated Bonds & Notes	—	249,896,226	235,170	250,131,396
Non-U.S. Dollar Denominated Bonds & Notes	—	198,486,009	—	198,486,009
Asset-Backed Securities	—	50,359,191	3,831,335	54,190,526
U.S. Treasury Securities	—	35,940,153	—	35,940,153
Agency Credit Risk Transfer Notes	—	33,951,954	—	33,951,954
Common Stocks & Other Equity Interests	10,615,846	392,003	2,098	11,009,947
Variable Rate Senior Loan Interests	—	3,376,042	245,967	3,622,009
Preferred Stocks	—	11,360	—	11,360
Money Market Funds	53,454,520	34,684,560	—	88,139,080
Options Purchased	—	17,308,413	—	17,308,413
Total Investments in Securities	64,070,366	982,322,988	4,314,570	1,050,707,924
Other Investments - Assets*
Futures Contracts	24,627	—	—	24,627
Forward Foreign Currency Contracts	—	5,600,407	—	5,600,407
Swap Agreements	—	10,519,537	—	10,519,537
	24,627	16,119,944	—	16,144,571
Other Investments - Liabilities*
Futures Contracts	(80,612)	—	—	(80,612)
Forward Foreign Currency Contracts	—	(7,916,683)	—	(7,916,683)
Options Written	—	(24,293,702)	—	(24,293,702)
Swap Agreements	—	(8,746,287)	—	(8,746,287)
	(80,612)	(40,956,672)	—	(41,037,284)
Total Other Investments	(55,985)	(24,836,728)	—	(24,892,713)
Total Investments	$64,014,381	$957,486,260	$4,314,570	$1,025,815,211

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco V.I. Global Strategic Income Fund